Allowance for Loan Losses - Credit Exposures by Internally Assigned Grades (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	$ 854,479	$ 813,729
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	816,760	770,415
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	17,342	20,675
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	20,377	22,639
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	135,462	124,402
Commercial and Agriculture [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	127,867	117,739
Commercial and Agriculture [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	4,300	3,090
Commercial and Agriculture [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	3,295	3,573
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	161,364	167,897
Commercial Real Estate Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	151,659	156,622
Commercial Real Estate Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	4,016	5,571
Commercial Real Estate Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	5,689	5,704
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	395,931	348,439
Commercial Real Estate Non Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	393,592	339,734
Commercial Real Estate Non Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,676	6,100
Commercial Real Estate Non Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	663	2,605
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	67,587	71,253
Residential Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	59,015	62,147
Residential Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	1,661	1,671
Residential Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	6,911	7,435
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	50,721	52,644
Real Estate Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	50,678	52,399
Real Estate Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	16	216
Real Estate Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	27	29
Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	41,170	46,993
Farm Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	31,814	39,787
Farm Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	5,673	4,024
Farm Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	3,683	3,182
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	2,244	2,101
Consumer and Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	2,135	1,987
Consumer and Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade		3
Consumer and Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans with credit exposures as assigned an internal risk grade	$ 109	$ 111